                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund Investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

                                        MERRILL LYNCH
                                                  ALL
                                          CONVERTIBLE          LIPPER
                                           SECURITIES     CONVERTIBLE
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   FUNDS INDEX(2)
 10.49%     9.63%     9.65%    10.75%          11.50%           11.68%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The convertibles market was somewhat lackluster for the 12-month review period. The two most powerful influences on the market during the period were oil prices and interest rates. With demand from China and around the world remaining strong, oil prices rose to more than $50 per barrel. The market largely ignored the potential impact of this trend until the spring of 2004, when equities faltered, in part because of rising inflationary fears. Interest rates remained low across the yield curve for most of the period, though there were brief interim periods of rising rates. The Federal Open Market Committee (the Fed) further riled the markets in the spring of 2004 by publicly shifting its stance toward raising short-term rates. By the time the Fed began to do so, however, in June, the market had largely discounted these increases; its subsequent decisions in August and September caused little disruption.

Heavily cyclical industries produced the strongest performance for the period, led by energy, which soared on rising oil prices and concerns about future supply. Machinery, paper, metals and other cyclical sectors also gained on improved economic activity. Utilities likewise performed well as investors sought out yield-producing securities. By contrast, the technology sector lagged the overall market. Semiconductor and software companies were among the worst performers, weighed down by rising inventories and weakening demand. Pharmaceuticals also lagged, because of concerns over new drugs in the pipeline and increasing generic competition.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust underperformed for the period, relative to both the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Funds Index. The Fund's performance was hampered by decisions to take profits in its metals positions after the rapid rise of gold prices. This stance limited the Fund's participation in the surging returns of this sector. Returns were also hindered by the Fund's emphasis on generic pharmaceutical producers in the health-care sector. The pricing environment for these companies was more competitive than had been anticipated, and the Fund's holdings suffered as a result.

The Fund was better positioned in the energy sector, with an overweighting relative to the Merrill Lynch All Convertible Securities Index based on our expectation for continued strength. The portfolio emphasized oil services as well as exploration and production companies, and was well positioned to benefit from rising prices. The Fund's holdings in retail companies were also positive, with several of its portfolio companies benefiting from restructuring.

TOP 10 HOLDINGS

  Tyco International Group (Luxembourg)        1.6%

  Bunge Ltd. Finance                           1.4

  Doral Financial (Puerto Rico)                1.3

  Nortel Networks -- 144A**                    1.3

  American Express                             1.3

  Ivax -- 144A**                               1.2

  Williams Companies                           1.2

  Liberty Media                                1.1

  Xerox                                        1.1

  L-3 Communications Holdings                  1.1

TOP FIVE INDUSTRIES

  Biotechnology                                7.2%

  Semiconductors                               5.7

  Oilfield Services/Equipment                  4.2

  Financial Conglomerates                      3.3

  Finance/Rental/Leasing                       3.1

DATA AS OF SEPTEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS JUNK BONDS. THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT MANAGER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS

FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                        CLASS B+++    MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX(1)        LIPPER(2)
                        ----------------------------------------------------------------------------------
September 30, 1994      $   10,000                       $   10,000                           $   10,000
September 30, 1995      $   11,368                       $   11,917                           $   11,452
September 30, 1996      $   13,040                       $   13,486                           $   12,951
September 30, 1997      $   16,089                       $   16,903                           $   16,080
September 30, 1998      $   13,834                       $   16,035                           $   14,623
September 30, 1999      $   15,856                       $   20,395                           $   17,463
September 30, 2000      $   20,967                       $   26,085                           $   23,133
September 30, 2001      $   17,631                       $   20,465                           $   19,013
September 30, 2002      $   16,748                       $   18,401                           $   17,741
September 30, 2003      $   19,910                       $   23,461                           $   21,479
September 30, 2004      $   21,829                       $   26,159                           $   23,988

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2004

                                  CLASS A SHARES*      CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                                 (SINCE 07/28/97)      (SINCE 10/31/85)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                                      CNSAX                 CNSBX              CNSCX              CNSDX
1 YEAR                                      10.49%(3)              9.63%(3)           9.65%(3)          10.75%(3)
                                             4.69(4)               4.63(4)            8.65(4)              --
5 YEARS                                      7.42(3)               6.60(3)            6.62(3)            7.69(3)
                                             6.27(4)               6.29(4)            6.62(4)              --
10 YEARS                                       --                  8.12(3)              --                 --
                                               --                  8.12(4)              --                 --
SINCE INCEPTION                              6.05(3)               7.70(3)            5.26(3)            6.29(3)
                                             5.26(4)               7.70(4)            5.26(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

+++  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 - 09/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                             BEGINNING         ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD *
                                                           -------------    -------------   ---------------
                                                                                              04/01/04 -
                                                             04/01/04         09/30/04         09/30/04
                                                           -------------    -------------   ---------------
CLASS A
Actual (-1.83% return)                                      $  1,000.00      $    981.70       $    5.25
Hypothetical (5% annual return before expenses)             $  1,000.00      $  1,019.70       $    5.35

CLASS B
Actual (-2.15% return)                                      $  1,000.00      $    978.50       $    8.95
Hypothetical (5% annual return before expenses)             $  1,000.00      $  1,015.95       $    9.12

CLASS C
Actual (-2.14% return)                                      $  1,000.00      $    978.60       $    8.95
Hypothetical (5% annual return before expenses)             $  1,000.00      $  1,015.95       $    9.12

CLASS D
Actual (-1.71% return)                                      $  1,000.00      $    982.90       $    4.02
Hypothetical (5% annual return before expenses)             $  1,000.00      $  1,020.95       $    4.09

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.06%, 1.81%, 1.81% AND 0.81% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004

PRINCIPAL
AMOUNT IN                                                       COUPON       MATURITY
THOUSANDS                                                        RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS (66.7%)
              AEROSPACE & DEFENSE (1.5%)
$   1,000     EDO Corp.                                            5.25%     04/15/07   $     1,067,500
    2,500     L-3 Communications Holdings, Inc.                    4.00++    09/15/11         3,134,375
                                                                                        ---------------
                                                                                              4,201,875
                                                                                        ---------------
              AGRICULTURAL COMMODITIES/MILLING (1.4%)
    2,800     Bunge Ltd. Finance Corp.                             3.75      11/15/22         3,787,000
                                                                                        ---------------
              AIRLINES (0.7%)
    2,500     Continental Airlines Inc.                            4.50      02/01/07         1,787,500
                                                                                        ---------------
              ALTERNATIVE POWER GENERATION (0.5%)
    2,000     Calpine Corp. - 144A**                               4.75      11/15/23         1,362,500
                                                                                        ---------------
              APPAREL/FOOTWEAR RETAIL (1.2%)
    1,980     Charming Shoppes, Inc.                               4.75      06/01/12         2,083,950
    1,200     Men's Wearhouse, Inc. - 144A**                      3.125      10/15/23         1,207,500
                                                                                        ---------------
                                                                                              3,291,450
                                                                                        ---------------
              AUTO PARTS: O.E.M. (0.5%)
    2,000     Tower Automotive, Inc. - 144A**                      5.75      05/15/24         1,425,000
                                                                                        ---------------
              AUTOMOTIVE AFTERMARKET (0.3%)
      600     Goodyear Tire & Rubber Co. (The) - 144A**            4.00      06/15/34           704,250
                                                                                        ---------------
              BIOTECHNOLOGY (7.2%)
    3,000     Amgen, Inc.                                          0.00      03/01/32         2,205,000
    1,500     Cephalon, Inc.                                       2.50      12/15/06         1,466,250
    2,050     Corixa Corp. - 144A**                                4.25      07/01/08         1,739,937
    2,000     deCODE genetics, Inc. - 144A**                       3.50      04/15/11         1,802,500
    2,250     Enzon Pharmaceuticals, Inc.                          4.50      07/01/08         2,112,187
    1,500     Gilead Sciences, Inc.                                2.00      12/15/07         2,431,875
    1,320     ICOS Corp.                                           2.00      07/01/23         1,103,850
    1,200     ImClone Systems, Inc. - 144A**                      1.375      05/15/24         1,162,500
    2,000     Invitrogen Corp. - 144A**                            1.50      02/15/24         1,777,500
      800     Medarex, Inc.- 144A**                                2.25      05/15/11           701,000
    1,600     Medimmune Inc.                                       1.00      07/15/23         1,528,000
    1,700     MGI Pharma, Inc. - 144A**                           1.682+++   03/02/24         1,394,000
                                                                                        ---------------
                                                                                             19,424,599
                                                                                        ---------------
              BROADCASTING (1.2%)
    2,000     Citadel Broadcasting Co. - 144A**                   1.875      02/15/11         1,677,500
      600     Sirius Satellite Radio Inc.                          3.50      06/01/08         1,470,750
                                                                                        ---------------
                                                                                              3,148,250
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON     MATURITY
THOUSANDS                                                          RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------
              CABLE/SATELLITE TV (1.2%)
$   3,500     Liberty Media Corp.                                  3.25%     03/15/31  $     3,189,375
                                                                                       ---------------
              CASINO/GAMING (0.8%)
    2,800     International Game Technology                        0.00      01/29/33        2,226,000
                                                                                       ---------------
              COAL (0.4%)
    1,000     Massey Energy Co. - 144A**                           2.25      04/01/24        1,146,250
                                                                                       ---------------
              COMPUTER COMMUNICATIONS (0.2%)
      600     Finisar Corp. - 144A**                               2.50      10/15/10          485,250
                                                                                       ---------------
              COMPUTER PERIPHERALS (0.5%)
    1,500     Electronics for Imaging, Inc. - 144A**               1.50      06/01/23        1,438,125
                                                                                       ---------------
              CONTAINERS/PACKAGING (0.7%)
    2,000     Sealed Air Corp. - 144A**                            3.00      06/30/33        2,007,500
                                                                                       ---------------
              DATA PROCESSING SERVICES (1.4%)
    2,000     CSG Systems International, Inc. - 144A**             2.50      06/15/24        1,895,000
    1,500     DST Systems, Inc. - 144A**                          4.125      08/15/23        1,809,375
                                                                                       ---------------
                                                                                             3,704,375
                                                                                       ---------------
              ELECTRONIC COMPONENTS (0.9%)
    1,200     Flextronics International Ltd. (Singapore)           1.00      08/01/10        1,359,000
    1,400     Solectron Corp. - 144A**                             0.50      02/15/34        1,174,250
                                                                                       ---------------
                                                                                             2,533,250
                                                                                       ---------------
              ELECTRONIC DISTRIBUTORS (0.3%)
    1,000     Safeguard Scientifics - 144A**                      2.625      03/15/24          707,500
                                                                                       ---------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.1%)
      370     Agilent Technologies, Inc.                           3.00++    12/01/21          372,775
                                                                                       ---------------
              ELECTRONIC PRODUCTION EQUIPMENT (1.5%)
    1,000     Advanced Energy Industries, Inc.                     5.25      11/15/06          985,000
    1,000     Axcelis Tech, Inc.                                   4.25      01/15/07          976,250
    2,000     Cymer, Inc.                                          3.50      02/15/09        1,987,500
                                                                                       ---------------
                                                                                             3,948,750
                                                                                       ---------------
              ELECTRONICS/APPLIANCES (1.1%)
    2,400     Eastman Kodak Co. - 144A**                          3.375      10/15/33        3,036,000
                                                                                       ---------------
              ENGINEERING & CONSTRUCTION (0.8%)
    2,000     Flour Corp.                                          1.50      02/15/24        2,097,500
                                                                                       ---------------
              ENVIRONMENTAL SERVICES (0.2%)
      700     Allied Waste Industries, Inc.                        4.25      04/15/34          616,875
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON     MATURITY
THOUSANDS                                                          RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------
              FINANCE/RENTAL/LEASING (1.0%)
$   2,000     Providian Financial Corp.                            4.00%     05/15/08  $     2,655,000
                                                                                       ---------------
              FINANCIAL CONGLOMERATES (1.2%)
    3,200     American Express Co. - 144A**                        1.85+++   12/01/33        3,392,000
                                                                                       ---------------
              FOOD: MAJOR DIVERSIFIED (0.9%)
    3,300     General Mills Inc.                                   0.00      10/28/22        2,330,625
                                                                                       ---------------
              HOSPITAL/NURSING MANAGEMENT (1.9%)
    2,000     Community Health Systems                             4.25      10/15/08        2,072,500
    3,000     Lifepoint Hospitals Holdings                         4.50      06/01/09        2,985,000
                                                                                       ---------------
                                                                                             5,057,500
                                                                                       ---------------
              HOTELS/RESORTS/CRUISELINES (1.8%)
    2,000     Fairmont Hotels & Resort - 144A** (Canada)           3.75      12/01/23        2,092,500
    5,000     Royal Caribbean Cruises Ltd. (Liberia)               0.00      02/02/21        2,662,500
                                                                                       ---------------
                                                                                             4,755,000
                                                                                       ---------------
              INDUSTRIAL CONGLOMERATES (1.6%)
    1,500     Tyco Internatioanl Group SA (Luxembourg)             2.75      01/15/18        2,109,375
    1,500     Tyco International Group SA (Luxembourg)            3.125      01/15/23        2,253,750
                                                                                       ---------------
                                                                                             4,363,125
                                                                                       ---------------
              INDUSTRIAL MACHINERY (1.1%)
      600     Actuant Corp.                                        2.00      11/15/23          726,000
      800     Actuant Corp. - 144A**                               2.00      11/15/23          968,000
    2,800     Roper Industries Inc.                               1.481+++   01/15/34        1,302,000
                                                                                       ---------------
                                                                                             2,996,000
                                                                                       ---------------
              INTERNET RETAIL (1.0%)
    2,608     Amazon.com, Inc.                                     4.75      02/01/09        2,601,480
                                                                                       ---------------
              INVESTMENT BANKS/BROKERS (1.5%)
      995     E*Trade Financial Corp.                              6.00      02/01/07        1,022,362
    5,500     Merrill Lynch & Co.                                  0.00      05/23/31        3,052,500
                                                                                       ---------------
                                                                                             4,074,862
                                                                                       ---------------
              MEDIA CONGLOMERATES (0.8%)
    2,000     Walt Disney Co. (The)                               2.125      04/15/23        2,062,500
                                                                                       ---------------
              MEDICAL DISTRIBUTORS (0.6%)
    1,625     PSS World Medical Inc. - 144A**                      2.25      03/15/24        1,555,938
                                                                                       ---------------
              MEDICAL SPECIALTIES (0.7%)
    1,500     Bausch & Lomb, Inc. - 144A**                        2.486++    08/01/23        2,023,605
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON     MATURITY
THOUSANDS                                                          RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------
              MOVIES/ENTERTAINMENT (0.5%)
$   1,200     Lions Gate Entertainment Corp. - 144A** (Canada)    2.938%     10/15/24  $     1,237,440
                                                                                       ---------------
              MULTI-LINE INSURANCE (1.1%)
    3,000     American International Group, Inc.                   0.50      05/15/07        2,880,000
                                                                                       ---------------
              OIL & GAS PRODUCTION (1.1%)
    2,000     Kerr-McGee Corp.                                     5.25      02/15/10        2,147,500
      800     McMoran Exploration Co. - 144A**                     5.25      10/06/11          800,000
                                                                                       ---------------
                                                                                             2,947,500
                                                                                       ---------------
              OILFIELD SERVICES/EQUIPMENT (4.2%)
    1,400     Cooper Cameron Corp. - 144A**                        1.50      05/15/24        1,513,750
    1,175     Halliburton Co.                                     3.125      07/15/23        1,343,906
    1,500     Halliburton Co. - 144A**                            3.125      07/15/23        1,715,625
    1,010     Maverick Tube Corp.                                  4.00      06/15/33        1,379,913
    2,785     Schlumberger Ltd. (Netherlands)                      1.50      06/01/23        3,063,500
    3,800     Weatherford International, Inc. (Brunei)             0.00      06/30/20        2,436,750
                                                                                       ---------------
                                                                                            11,453,444
                                                                                       ---------------
              OTHER CONSUMER SERVICES (1.1%)
    3,000     Cendant Corp.                                       3.875      11/27/11        3,033,750
                                                                                       ---------------
              PACKAGED SOFTWARE (0.6%)
      490     Symantec Corp.                                       3.00      11/01/06        1,577,800
                                                                                       ---------------
              PERSONNEL SERVICES (1.0%)
    4,000     Manpower Inc.                                        0.00      08/17/21        2,615,000
                                                                                       ---------------
              PHARMACEUTICALS: GENERIC DRUGS (1.7%)
    2,500     IVAX Corp.                                           4.50      05/15/08        2,487,500
      800     IVAX Corp. - 144A**                                  1.50      03/01/24          849,000
    1,380     Watson Pharmaceutical Inc.                           1.75      03/15/23        1,376,550
                                                                                       ---------------
                                                                                             4,713,050
                                                                                       ---------------
              PHARMACEUTICALS: MAJOR (1.1%)
    3,000     Wyeth - 144A**                                       1.36++    01/15/24        2,961,330
                                                                                       ---------------
              PHARMACEUTICALS: OTHER (1.4%)
    1,600     Advanced Medical Optics, Inc. - 144A**               2.50      07/15/24        1,760,000
    2,000     Teva Pharmaceutical Finance (Series B)               0.25      02/01/24        1,912,500
                                                                                       ---------------
                                                                                             3,672,500
                                                                                       ---------------
              PRECIOUS METALS (0.1%)
      400     Apex Silver Mines Ltd. - 144A** (Kyrgyzstan)        2.875      03/15/24          404,500
                                                                                       ---------------
              REAL ESTATE INVESTMENT TRUSTS (0.9%)
    2,500     EOP Operating LP                                     7.25++    11/15/08        2,525,000
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON     MATURITY
THOUSANDS                                                          RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (5.7%)
$   2,900     Advanced Micro Devices                               4.75++%   02/01/22  $     2,816,625
    4,700     Atmel Corp.                                          0.00      05/23/21        2,073,875
      600     Cypress Semiconductor Corp.                          1.25      06/15/08          579,750
    2,600     Fairchild Semiconductor International, Inc.          5.00      11/01/08        2,590,250
    2,250     International Rectifier Corp.                        4.25      07/15/07        2,227,500
    2,400     LSI Logic Corp.                                      4.00      05/15/10        2,157,000
      800     Pixelworks, Inc. - 144A**                            1.75      05/15/24          670,000
    1,400     Transwitch Corp.                                     5.45      09/30/07        1,148,000
    1,000     Vitesse Semiconductor Corp. - 144A**                 1.50      10/01/24        1,016,250
                                                                                       ---------------
                                                                                            15,279,250
                                                                                       ---------------
              SPECIALTY INSURANCE (0.4%)
    1,000     PMI Group Inc.                                       2.50      07/15/21        1,115,000
                                                                                       ---------------
              SPECIALTY TELECOMMUNICATIONS (1.7%)
    1,500     American Tower Corp.                                 3.25      08/01/10        2,193,750
    2,250     CenturyTel, Inc.                                     4.75      08/01/32        2,494,688
                                                                                       ---------------
                                                                                             4,688,438
                                                                                       ---------------
              TELECOMMUNICATION EQUIPMENT (3.1%)
      800     Commscope Inc. - 144A**                              1.00      03/15/24          938,000
    1,200     Comverse Technology Inc.                             0.00      05/15/23        1,467,000
    1,000     Lucent Technologies Inc. (Series A)                  2.75      06/15/23        1,246,250
      900     Lucent Technologies Inc. (Series B)                  2.75      06/15/25        1,171,125
    3,600     Nortel Networks Corp. (Canada)                       4.25      09/01/08        3,492,000
                                                                                       ---------------
                                                                                             8,314,375
                                                                                       ---------------
              WHOLESALE DISTRIBUTORS (0.6%)
    1,600     Fisher Scientific International                      3.25      03/01/24        1,726,000
                                                                                       ---------------
              WIRELESS TELECOMMUNICATIONS (1.7%)
    2,460     Nextel Communications, Inc.                          5.25      01/15/10        2,463,075
    1,900     NII Holdings, Inc. - 144A**                         2.875      02/01/34        2,087,625
                                                                                       ---------------
                                                                                             4,550,700
                                                                                       ---------------
              TOTAL CONVERTIBLE BONDS
               (COST $175,163,785)                                                         180,204,661
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                     VALUE
------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS (29.4%)
              ADVERTISING/MARKETING SERVICES (0.3%)
  18,000      Interpublic Group of Companies (Series A) $2.6875                        $       747,540
                                                                                       ---------------
              AEROSPACE & DEFENSE (0.8%)
  20,000      Northrop Grumman Corp. $7.25                                                   2,069,000
                                                                                       ---------------
              BEVERAGES: ALCOHOLIC (0.6%)
  50,000      Constellation Brands, Inc. $1.4375                                             1,637,500
                                                                                       ---------------
              CABLE/SATELLITE TV (1.2%)
  35,000      Comcast Corp. $2.00                                                            1,501,500
  84,500      Equity Secs Trust I $2.343                                                     1,763,515
                                                                                       ---------------
                                                                                             3,265,015
                                                                                       ---------------
              COAL (0.5%)
  15,000      Arch Coal $2.50                                                                1,373,250
                                                                                       ---------------
              COMPUTER PERIPHERALS (0.6%)
  30,000      Agilysys Inc. $3.375                                                           1,680,000
                                                                                       ---------------
              ELECTRIC UTILITIES (1.4%)
  40,000      Aquila, Inc. $1.6875                                                           1,224,000
  45,000      FPL Group, Inc. $4.25                                                          2,560,500
                                                                                       ---------------
                                                                                             3,784,500
                                                                                       ---------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
  25,000      Xerox Corp. $6.25                                                              3,181,250
                                                                                       ---------------
              ENVIRONMENTAL SERVICES (0.4%)
  19,500      Allied Waste Industries, Inc. $3.125                                             994,500
                                                                                       ---------------
              FINANCE/RENTAL/LEASING (2.1%)
  12,000      Doral Financial Corp. $11.875 - 144A** (Puerto Rico)                           3,581,250
  55,500      United Rentals Trust I $3.125                                                  2,109,000
                                                                                       ---------------
                                                                                             5,690,250
                                                                                       ---------------
              FINANCIAL CONGLOMERATES (1.5%)
 48,000       Conseco Inc. $1.375                                                            1,181,760
 40,000       Prudential Financial Inc. $3.375                                               2,792,800
                                                                                       ---------------
                                                                                             3,974,560
                                                                                       ---------------
              FOOD RETAIL (1.1%)
120,000       Albertson's Inc. $1.8125                                                       3,108,000
                                                                                       ---------------
              GAS DISTRIBUTORS (1.5%)
 28,000       Keyspan Corp. $4.375                                                           1,484,000
 75,000       ONEOK, Inc. $2.125                                                             2,469,000
                                                                                       ---------------
                                                                                             3,953,000
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                     VALUE
------------------------------------------------------------------------------------------------------
              HOME FURNISHINGS (0.9%)
  55,000      Newell Financial Trust I $2.625                                          $     2,413,125
                                                                                       ---------------
              INTEGRATED OIL (0.7%)
  22,800      Amerada Hess Corp. $3.50                                                       1,819,896
                                                                                       ---------------
              INVESTMENT BANKS/BROKERS (0.6%)
  60,000      Affiliated Managers Group, Inc.                                                1,524,300
                                                                                       ---------------
              LIFE/HEALTH INSURANCE (0.9%)
  41,000      Genworth Financial, Inc. $1.50                                                 1,197,200
  40,000      UnumProvident Corp. $2.0625                                                    1,302,400
                                                                                       ---------------
                                                                                             2,499,600
                                                                                       ---------------
              MAJOR BANKS (0.3%)
  24,440      National Australia Bank, Ltd. $1.97 (Australia) (Units)+                         829,005
                                                                                       ---------------
              MAJOR TELECOMMUNICATIONS (0.8%)
  45,000      ALLTEL Corp. $3.875 (Units)+                                                   2,329,200
                                                                                       ---------------
              MEDICAL DISTRIBUTORS (0.6%)
  35,000      McKesson Financing Trust $2.50                                                 1,701,175
                                                                                       ---------------
              MEDICAL SPECIALTIES (0.8%)
  40,000      Baxter International $3.50 (Units)+                                            2,150,000
                                                                                       ---------------
              MOTOR VEHICLES (1.9%)
  40,500      Ford Cap Trust II $3.25                                                        2,117,340
  40,000      General Motors Corp. (Series A) $1.125                                         1,016,400
  85,000      General Motors Corp. (Series B) $1.3125                                        2,032,350
                                                                                       ---------------
                                                                                             5,166,090
                                                                                       ---------------
              MULTI-LINE INSURANCE (1.1%)
  10,000      Hartford Financial Services Group, Inc. $3.00                                    593,900
  40,000      Hartford Financial Services Group, Inc. $3.50 (Units)+                         2,436,000
                                                                                       ---------------
                                                                                             3,029,900
                                                                                       ---------------
              OIL & GAS PIPELINES (1.2%)
  20,000      Williams Companies Inc. $2.75                                                  1,420,000
 139,500      Williams Companies, Inc. $2.25                                                 1,883,250
                                                                                       ---------------
                                                                                             3,303,250
                                                                                       ---------------
              OTHER METALS/MINERALS (0.3%)
   4,000      Phelps Dodge Corp. $6.75                                                         774,960
                                                                                       ---------------
              PHARMACEUTICALS: MAJOR (0.9%)
  45,000      Schering-Plough Corp. $3.00                                                    2,382,750
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                     VALUE
------------------------------------------------------------------------------------------------------
              PROPERTY - CASUALTY INSURERS (1.9%)
  40,000      Chubb Corp. $1.75                                                        $     1,132,000
 100,000      Travelers Property Casualty Corp. $1.125                                       2,268,000
  70,000      XL Capital Ltd. $1.625 (Kyrgyzstan)                                            1,729,700
                                                                                       ---------------
                                                                                             5,129,700
                                                                                       ---------------
              PULP & PAPER (0.9%)
  51,500      International Paper Capital Trust $2.625                                       2,600,750
                                                                                       ---------------
              SAVINGS BANKS (0.9%)
  48,000      Sovereign Capital Trust IV $2.1875                                             2,334,000
                                                                                       ---------------
              SPECIALTY INSURANCE (0.2%)
  20,000      PMI Group Inc. $1.4688                                                           522,000
                                                                                       ---------------
              SPECIALTY TELECOMMUNICATIONS (0.2%)
   8,750      Citizens Utilities Trust $2.50                                                   507,369
                                                                                       ---------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.1%)
  37,200      Cummins Capital Trust I $3.50                                                  2,976,000
                                                                                       ---------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
               (COST $72,676,994)                                                           79,451,435
                                                                                       ---------------
              COMMON STOCKS (2.0%)
              ELECTRONIC COMPONENTS (0.4%)
 203,259      Solectron Corp.*                                                               1,006,132
                                                                                       ---------------
              FINANCIAL CONGLOMERATES (0.6%)
 100,000      Conseco Inc.*                                                                  1,766,000
                                                                                       ---------------
              OIL & GAS PRODUCTION (0.7%)
  25,423      Devon Energy Corp.                                                             1,805,287
                                                                                       ---------------
              PHARMACEUTICALS: OTHER (0.3%)
  33,500      Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                               869,325
                                                                                       ---------------
              TOTAL COMMON STOCKS
               (COST $5,049,279)                                                             5,446,744
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON     MATURITY
THOUSANDS                                                          RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTIMET (1.1%)
              REPURCHASE AGREEMENT
 $  2,993     Joint repurchase agreement account
               (dated 09/30/04; proceeds $2,993,152) (a)
               (Cost $2,993,000)                                  1.83%      10/01/04  $     2,993,000
                                                                                       ---------------

              TOTAL INVESTMENTS
               (COST $255,883,058) (b)                                         99.2%       268,095,840
              OTHER ASSETS IN EXCESS OF LIABILITIES                             0.8          1,973,828
                                                                              -----    ---------------
              NET ASSETS                                                      100.0%   $   270,069,668
                                                                              =====    ===============

----------
  ADR  AMERICAN DEPOSITORY RECEIPT.
  *    NON-INCOME PRODUCING SECURITY.
  **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
  +++ RATE IN EFFECT AT SEPTEMBER 30, 2004. RATE WILL RESET AT 0% AT A FUTURE SPECIFIED DATE.
  ++ VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT SEPTEMBER 30, 2004.
  (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $256,303,234. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $21,393,925 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $9,601,319, RESULTING IN NET UNREALIZED APPRECIATION OF $11,792,606.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2004

                                                           PERCENT OF
INDUSTRY                              VALUE                NET ASSETS
---------------------------------------------------------------------
Biotechnology                    $   19,424,599               7.2%
Semiconductors                       15,279,250               5.7
Oilfield Services/Equipment          11,453,444               4.2
Financial Conglomerates               9,132,560               3.4
Finance/Rental/Leasing                8,345,250               3.1
Telecommunication
 Equipment                            8,314,375               3.1
Cable/Satellite TV                    6,454,390               2.4
Aerospace & Defense                   6,270,875               2.3
Multi-Line Insurance                  5,909,900               2.2
Investment Banks/Brokers              5,599,162               2.1
Pharmaceuticals: Major                5,344,080               2.0
Specialty
 Telecommunications                   5,195,807               1.9
Motor Vehicles                        5,166,090               1.9
Property - Casualty Insurers          5,129,700               1.9
Hospital/Nursing
 Management                           5,057,500               1.9
Hotels/Resorts/Cruiselines            4,755,000               1.8
Oil & Gas Production                  4,752,787               1.8
Pharmaceuticals: Generic
 Drugs                                4,713,050               1.7
Wireless Telecommunications           4,550,700               1.7
Pharmaceuticals: Other                4,541,825               1.7
Industrial Conglomerates              4,363,125               1.6
Medical Specialties                   4,173,605               1.5
Gas Distributors                      3,953,000               1.5
Electronic Production
 Equipment                            3,948,750               1.5
Agricultural Commodities/
 Milling                              3,787,000               1.4
Electric Utilities                    3,784,500               1.4
Data Processing Services              3,704,375               1.4
Electronic Equipment/
 Instruments                          3,554,025               1.3
Electronic Components                 3,539,382               1.3
Oil & Gas Pipelines                   3,303,250               1.2
Apparel/Footwear Retail               3,291,450               1.2
Medical Distributors                  3,257,113               1.2
Broadcasting                          3,148,250               1.2
Computer Peripherals                  3,118,125               1.1
Food Retail                           3,108,000               1.1
Electronics/Appliances           $    3,036,000               1.1%
Other Consumer Services               3,033,750               1.1
Industrial Machinery                  2,996,000               1.1
Repurchase Agreement                  2,993,000               1.1
Trucks/Construction/
 Farm Machinery                       2,976,000               1.1
Personnel Services                    2,615,000               1.0
Internet Retail                       2,601,480               1.0
Pulp & Paper                          2,600,750               0.9
Real Estate Investment
 Trusts                               2,525,000               0.9
Coal                                  2,519,500               0.9
Life/Health Insurance                 2,499,600               0.9
Home Furnishings                      2,413,125               0.9
Savings Banks                         2,334,000               0.9
Food: Major Diversified               2,330,625               0.9
Major Telecommunications              2,329,200               0.8
Casino/Gaming                         2,226,000               0.8
Engineering & Construction            2,097,500               0.8
Media Conglomerates                   2,062,500               0.8
Containers/Packaging                  2,007,500               0.7
Integrated Oil                        1,819,896               0.7
Airlines                              1,787,500               0.7
Wholesale Distributors                1,726,000               0.6
Beverages: Alcoholic                  1,637,500               0.6
Specialty Insurance                   1,637,000               0.6
Environmental Services                1,611,375               0.6
Packaged Software                     1,577,800               0.6
Auto Parts: O.E.M.                    1,425,000               0.5
Alternative Power
 Generation                           1,362,500               0.5
Movies/Entertainment                  1,237,440               0.4
Major Banks                             829,005               0.3
Other Metals/Minerals                   774,960               0.3
Advertising/Marketing
 Services                               747,540               0.3
Electronic Distributors                 707,500               0.3
Automotive Aftermarket                  704,250               0.3
Computer Communications                 485,250               0.2
Precious Metals                         404,500               0.1
                                 --------------              ----
                                 $  268,095,840              99.2%
                                 ==============              ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

ASSETS:
Investments in securities, at value (cost $255,883,058)                              $  268,095,840
Receivable for:
  Investments sold                                                                        6,737,930
  Interest                                                                                1,274,878
  Dividends                                                                                 140,064
  Shares of beneficial interest sold                                                         36,550
Prepaid expenses and other assets                                                            25,138
                                                                                     --------------
    TOTAL ASSETS                                                                        276,310,400
                                                                                     --------------
LIABILITIES:
Payable for:
  Investments purchased                                                                   4,889,041
  Shares of beneficial interest redeemed                                                    880,682
  Distribution fee                                                                          215,000
  Investment management fee                                                                 135,354
Accrued expenses and other payables                                                         120,655
                                                                                     --------------
    TOTAL LIABILITIES                                                                     6,240,732
                                                                                     --------------
    NET ASSETS                                                                       $  270,069,668
                                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                      $  291,003,914
Net unrealized appreciation                                                              12,212,782
Accumulated undistributed net investment income                                             749,984
Accumulated net realized loss                                                           (33,897,012)
                                                                                     --------------
    NET ASSETS                                                                       $  270,069,668
                                                                                     ==============
CLASS A SHARES:
Net Assets                                                                           $    8,313,569
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   526,756
    NET ASSET VALUE PER SHARE                                                        $        15.78
                                                                                     ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                  $        16.65
                                                                                     ==============
CLASS B SHARES:
Net Assets                                                                           $  244,245,880
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                15,478,952
    NET ASSET VALUE PER SHARE                                                        $        15.78
                                                                                     ==============
CLASS C SHARES:
Net Assets                                                                           $   12,390,424
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   788,916
    NET ASSET VALUE PER SHARE                                                        $        15.71
                                                                                     ==============
CLASS D SHARES:
Net Assets                                                                           $    5,119,795
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   324,397
    NET ASSET VALUE PER SHARE                                                        $        15.78
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

NET INVESTMENT INCOME:
INCOME
Interest                                                                             $    6,780,269
Dividends (net of $2,529 foreign withholding tax)                                         5,234,103
                                                                                     --------------
    TOTAL INCOME                                                                         12,014,372
                                                                                     --------------
EXPENSES
Distribution fee (Class A shares)                                                            16,961
Distribution fee (Class B shares)                                                         2,708,550
Distribution fee (Class C shares)                                                           115,549
Investment management fee                                                                 1,794,362
Transfer agent fees and expenses                                                            358,439
Registration fees                                                                           102,223
Shareholder reports and notices                                                              65,877
Professional fees                                                                            37,834
Custodian fees                                                                               20,395
Trustees' fees and expenses                                                                   9,540
Other                                                                                        21,509
                                                                                     --------------
    TOTAL EXPENSES                                                                        5,251,239
                                                                                     --------------
    NET INVESTMENT INCOME                                                                 6,763,133
                                                                                     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                                        22,275,458
Net change in unrealized appreciation                                                    (1,914,391)
                                                                                     --------------
    NET GAIN                                                                             20,361,067
                                                                                     --------------
NET INCREASE                                                                         $   27,124,200
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR         FOR THE YEAR
                                                                                          ENDED                 ENDED
                                                                                    SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                                                    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                                $     6,763,133       $     6,932,290
Net realized gain (loss)                                                                  22,275,458            (6,124,623)
Net change in unrealized appreciation/depreciation                                        (1,914,391)           40,092,440
                                                                                     ---------------       ---------------

    NET INCREASE                                                                          27,124,200            40,900,107
                                                                                     ---------------       ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                              (240,404)             (131,820)
Class B shares                                                                            (6,707,453)           (6,344,538)
Class C shares                                                                              (301,725)             (195,135)
Class D shares                                                                              (312,619)             (167,893)
                                                                                     ---------------       ---------------

    TOTAL DIVIDENDS                                                                       (7,562,201)           (6,839,386)
                                                                                     ---------------       ---------------

Net increase (decrease) from transactions in shares of beneficial interest               (31,018,404)           35,959,495
                                                                                     ---------------       ---------------

    NET INCREASE (DECREASE)                                                              (11,456,405)           70,020,216

NET ASSETS:
Beginning of period                                                                      281,526,073           211,505,857
                                                                                     ---------------       ---------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $749,984
AND $1,334,576, RESPECTIVELY)                                                        $   270,069,668       $   281,526,073
                                                                                     ===============       ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $94,743,706 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $285,535 and $4,498, respectively and received $115,824 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2004 aggregated $180,557,527 and $212,883,685, respectively.

At September 30, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 24,914 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended September 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,368. At September 30, 2004, the Fund had an accrued pension liability of $60,396 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR         FOR THE YEAR
                                                        ENDED                ENDED
                                                 SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                 ------------------    ------------------
Ordinary income                                     $   7,562,201         $  6,839,386
                                                    =============         ============

As of September 30, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                       $   1,230,555
Undistributed long-term gains                                  --
                                                    -------------
Net accumulated earnings                                1,230,555
Capital loss carryforward*                            (33,897,011)
Temporary differences                                     (60,396)
Net unrealized appreciation                            11,792,606
                                                    -------------
Total accumulated losses                            $ (20,934,246)
                                                    =============

* During the year ended September 30, 2004, the Fund utilized $21,948,440 of its net capital loss carryforward. As of September 30, 2004, the Fund had a net capital loss carryforward of $33,897,011 of which $514,351 will expire on September 30, 2010, and $33,382,660 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $214,476.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE YEAR                              FOR THE YEAR
                                                                    ENDED                                      ENDED
                                                              SEPTEMBER 30, 2004                        SEPTEMBER 30, 2003
                                                     -----------------------------------       -----------------------------------
                                                         SHARES               AMOUNT               SHARES               AMOUNT
                                                     --------------       --------------       --------------       --------------
CLASS A SHARES
Sold                                                        411,014       $    6,579,295              330,278       $    4,693,182
Reinvestment of dividends                                    10,403              165,067                6,605               93,686
Redeemed                                                   (252,576)          (4,052,708)            (180,325)          (2,569,950)
                                                     --------------       --------------       --------------       --------------
Net increase -- Class A                                     168,841            2,691,654              156,558            2,216,918
                                                     --------------       --------------       --------------       --------------
CLASS B SHARES
Sold                                                      1,946,899           31,068,093            4,895,949           68,579,507
Reinvestment of dividends                                   334,627            5,304,059              360,034            5,062,371
Redeemed                                                 (4,339,008)         (68,903,424)          (3,591,803)         (49,578,520)
                                                     --------------       --------------       --------------       --------------
Net increase (decrease) -- Class B                       (2,057,482)         (32,531,272)           1,664,180           24,063,358
                                                     --------------       --------------       --------------       --------------
CLASS C SHARES
Sold                                                        320,598            5,058,323              414,561            5,817,307
Reinvestment of dividends                                    14,729              232,387               11,023              155,367
Redeemed                                                   (189,235)          (2,992,346)            (155,608)          (2,148,151)
                                                     --------------       --------------       --------------       --------------
Net increase -- Class C                                     146,092            2,298,364              269,976            3,824,523
                                                     --------------       --------------       --------------       --------------
CLASS D SHARES
Sold                                                        235,213            3,715,007              538,399            7,684,332
Reinvestment of dividends                                    11,689              185,341                6,551               95,435
Redeemed                                                   (464,105)          (7,377,498)            (135,010)          (1,925,071)
                                                     --------------       --------------       --------------       --------------
Net increase (decrease) -- Class D                         (217,203)          (3,477,150)             409,940            5,854,696
                                                     --------------       --------------       --------------       --------------
Net increase (decrease) in Fund                          (1,959,752)      $  (31,018,404)           2,500,654       $   35,959,495
                                                     ==============       ==============       ==============       ==============

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    14.76      $    12.76      $    13.96      $    17.23      $    13.57
                                                     ----------      ----------      ----------      ----------      ----------

Income (loss) from investment operations:
  Net investment income++                                  0.48            0.52            0.56            0.62            0.65
  Net realized and unrealized gain (loss)                  1.06            1.97           (1.11)          (3.21)           3.83
                                                     ----------      ----------      ----------      ----------      ----------
Total income (loss) from investment operations             1.54            2.49           (0.55)          (2.59)           4.48
                                                     ----------      ----------      ----------      ----------      ----------
Less dividends from net investment income                 (0.52)          (0.49)          (0.65)          (0.68)          (0.82)
                                                     ----------      ----------      ----------      ----------      ----------
Net asset value, end of period                       $    15.78      $    14.76      $    12.76      $    13.96      $    17.23
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                             10.49%          19.76%          (4.26)%        (15.32)%         33.32%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.04%           1.08%           1.09%           1.06%           1.04%
Net investment income                                      2.98%           3.59%           3.90%           3.97%           3.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    8,314      $    5,284      $    2,570      $    1,822      $    2,538
Portfolio turnover rate                                      62%             93%             82%            123%            160%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    14.76      $    12.76      $    13.95      $    17.22      $    13.57
                                                     ----------      ----------      ----------      ----------      ----------

Income (loss) from investment
 operations:
  Net investment income++                                  0.35            0.39            0.45            0.51            0.52
  Net realized and unrealized gain
   (loss)                                                  1.07            2.00           (1.10)          (3.22)           3.82
                                                     ----------      ----------      ----------      ----------      ----------
Total income (loss) from investment
 operations                                                1.42            2.39           (0.65)          (2.71)           4.34
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends from net investment
 income                                                   (0.40)          (0.39)          (0.54)          (0.56)          (0.69)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    15.78      $    14.76      $    12.76      $    13.95      $    17.22
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              9.63%          18.88%          (5.01)%        (15.91)%         32.23%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.81%           1.83%           1.84%           1.81%           1.80%
Net investment income                                      2.21%           2.84%           3.15%           3.22%           3.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  244,246      $  258,799      $  202,516      $  235,137      $  297,821
Portfolio turnover rate                                      62%             93%             82%            123%            160%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    14.70      $    12.71      $    13.90      $    17.17      $    13.54
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income++                                  0.35            0.42            0.45            0.51            0.53
  Net realized and unrealized gain (loss)                  1.07            1.96           (1.10)          (3.22)           3.80
                                                     ----------      ----------      ----------      ----------      ----------
Total income (loss) from investment operations             1.42            2.38           (0.65)          (2.71)           4.33
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends from net investment income                 (0.41)          (0.39)          (0.54)          (0.56)          (0.70)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    15.71      $    14.70      $    12.71      $    13.90      $    17.17
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              9.65%          18.92%          (4.97)%        (15.94)%         32.26%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.81%           1.83%           1.80%           1.81%           1.80%
Net investment income                                      2.21%           2.84%           3.19%           3.22%           3.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   12,390      $    9,447      $    4,740      $    4,324      $    5,455
Portfolio turnover rate                                      62%             93%             82%            123%            160%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    14.76      $    12.76      $    13.95      $    17.23      $    13.57
                                                     ----------      ----------      ----------      ----------      ----------

Income (loss) from investment operations:
  Net investment income++                                  0.51            0.61            0.59            0.67            0.74
  Net realized and unrealized gain (loss)                  1.07            1.91           (1.10)          (3.23)           3.77
                                                     ----------      ----------      ----------      ----------      ----------
Total income (loss) from investment operations             1.58            2.52           (0.51)          (2.56)           4.51
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends from net investment income                 (0.56)          (0.52)          (0.68)          (0.72)          (0.85)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    15.78      $    14.76      $    12.76      $    13.95      $    17.23
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                             10.75%          20.04%          (4.03)%        (15.08)%         33.68%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.81%           0.83%           0.84%           0.81%           0.80%
Net investment income                                      3.21%           3.84%           4.15%           4.22%           4.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    5,120      $    7,996      $    1,680      $    3,449      $    3,121
Portfolio turnover rate                                      62%             93%             82%            123%            160%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CONVERTIBLE SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 17, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended September 30, 2004, 64.24% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

          Additionally, please note that 70.63% of the Fund's income dividends paid during the fiscal year ended September 30, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
  NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*          PAST 5 YEARS**         BY TRUSTEE***            TRUSTEE
--------------------------  ------------  ------------  -----------------------------  -------------  ------------------------------
Michael Bozic (63)          Trustee       Since         Private Investor; Director or  208            Director of Weirton Steel
c/o Kramer Levin Naftalis                 April 1994    Trustee of the Retail Funds                   Corporation.
& Frankel LLP                                           (since April 1994) and the
Counsel to the Independent                              Institutional Funds (since
Trustees                                                July 2003); formerly Vice
919 Third Avenue                                        Chairman of Kmart Corporation
New York, NY                                            (December 1998-October 2000),
                                                        Chairman and Chief
                                                        Executive Officer of Levitz
                                                        Furniture Corporation
                                                        (November 1995-November
                                                        1998) and President and Chief
                                                        Executive Officer of Hills
                                                        Department Stores (May 1991-
                                                        July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (71)          Trustee       Since         Managing Director of Summit    208            Director of Franklin Covey
c/o Summit Ventures LLC                   January 1993  Ventures LLC; Director or                     (time management systems), BMW
1 Utah Center                                           Trustee of the Retail Funds                   Bank of North America, Inc.
201 S. Main Street                                      (since January 1993) and the                  (industrial loan corporation),
Salt Lake City, UT                                      Institutional Funds (since                    United Space Alliance (joint
                                                        July 2003); member of the                     venture between Lockheed
                                                        Utah Regional Advisory Board                  Martin and the Boeing Company)
                                                        of Pacific Corp.; formerly                    and Nuskin Asia Pacific
                                                        United States Senator                         (multilevel marketing); member
                                                        (R-Utah) (1974-1992) and                      of the board of various civic
                                                        Chairman, Senate Banking                      and charitable organizations.
                                                        Committee (1980-1986), Mayor
                                                        of Salt Lake City, Utah
                                                        (1971-1974), Astronaut, Space
                                                        Shuttle Discovery (April
                                                        12-19, 1985), and Vice
                                                        Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (70)        Trustee       Since         Retired; Director or Trustee   208            Director of The PMI Group Inc.
c/o Kramer Levin Naftalis                 September     of the Retail Funds (since                    (private mortgage insurance);
& Frankel LLP                             1997          September 1997) and the                       Trustee and Vice Chairman of
Counsel to the Independent                              Institutional Funds (since                    The Field Museum of Natural
Trustees                                                July 2003); formerly                          History; director of various
919 Third Avenue                                        associated with the Allstate                  other business and charitable
New York, NY                                            Companies (1966-1994), most                   organizations.
                                                        recently as Chairman of The
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company (July 1989
                                                        -December 1994).

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
  NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*          PAST 5 YEARS**         BY TRUSTEE***            TRUSTEE
--------------------------  ------------  ------------  -----------------------------  -------------  ------------------------------
Dr. Manuel H. Johnson (55)  Trustee       Since         Senior Partner, Johnson Smick  208            Director of NVR, Inc. (home
c/o Johnson Smick                         July 1991     International, Inc., a                        construction); Chairman and
International, Inc.                                     consulting firm; Chairman of                  Trustee of the Financial
2099 Pennsylvania Avenue,                               the Audit Committee and                       Accounting Foundation
N.W.                                                    Director or Trustee of the                    (oversight organization of the
Suite 950                                               Retail Funds (since July                      Financial Accounting Standards
Washington, D.C.                                        1991) and the Institutional                   Board); Director of RBS
                                                        Funds (since July 2003);                      Greenwich Capital Holdings
                                                        Co-Chairman and a founder of                  (financial holding company).
                                                        the Group of Seven Council
                                                        (G7C), an international
                                                        economic commission; formerly
                                                        Vice Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (62)       Trustee       Since         President, Kearns &            209            Director of Electro Rent
PMB754                                    July 2003     Associates LLC (investment                    Corporation (equipment
23852 Pacific Coast                                     consulting); Deputy Chairman                  leasing), The Ford Family
Highway                                                 of the Audit Committee and                    Foundation, and the UCLA
Malibu, CA                                              Director or Trustee of the                    Foundation.
                                                        Retail Funds (since July
                                                        2003) and the Institutional
                                                        Funds (since August 1994);
                                                        previously Chairman of the
                                                        Audit Committee of the
                                                        Institutional Funds
                                                        (October 2001-July 2003);
                                                        formerly CFO of the J. Paul
                                                        Getty Trust.

Michael E. Nugent (68)      Trustee       Since         General Partner of Triumph     208            Director of various business
c/o Triumph Capital, L.P.                 July 1991     Capital, L.P., a private                      organizations.
445 Park Avenue                                         investment partnership;
New York, NY                                            Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (72)            Trustee       Since         Chairman of Lumelite Plastics  209            Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                  certain investment companies
Corporation                                             Governance Committee and                      in the JPMorgan Funds complex
85 Charles Colman Blvd.                                 Director or Trustee of the                    managed by J.P. Morgan
Pawling, NY                                             Retail Funds (since July                      Investment Management Inc.
                                                        2003) and the Institutional
                                                        Funds (since June 1992).

INTERESTED TRUSTEES:

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
  NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     OTHER DIRECTORSHIPS HELD BY
    INTERESTED TRUSTEE       REGISTRANT   TIME SERVED*          PAST 5 YEARS**         BY TRUSTEE***            TRUSTEE
--------------------------  ------------  ------------  -----------------------------  -------------  ------------------------------
Charles A. Fiumefreddo      Chairman of   Since         Chairman and Director or       208            None
(71)                        the Board     July 1991     Trustee of the Retail Funds
c/o Morgan Stanley Trust    and Trustee                 (since July 1991) and the
Harborside Financial                                    Institutional Funds (since
Center,                                                 July 2003); formerly Chief
Plaza Two,                                              Executive Officer of the
Jersey City, NJ                                         Retail Funds (until
                                                        September 2002).

James F. Higgins (56)       Trustee       Since         Director or Trustee of the     208            Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Retail Funds (since June                      Inc. and The Equitable Life
Harborside Financial                                    2000) and the Institutional                   Assurance Society of the
Center,                                                 Funds (since July 2003);                      United States (financial
Plaza Two,                                              Senior Advisor of Morgan                      services).
Jersey City, NJ                                         Stanley (since August 2000);
                                                        Director of the Distributor
                                                        and Dean Witter Realty Inc.;
                                                        previously President and
                                                        Chief Operating Officer of
                                                        the Private Client Group of
                                                        Morgan Stanley (May 1999-
                                                        August 2000), and President
                                                        and Chief Operating Officer
                                                        of Individual Securities of
                                                        Morgan Stanley (February 1997
                                                        -May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                            TERM OF
                             POSITION(S)   OFFICE AND
  NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT   TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------  ------------  ------------  ----------------------------------------------------------------------------
Mitchell M. Merin           President     Since May     President and Chief Operating Officer of Morgan Stanley Investment
(51)                                      1999          Management Inc.; President, Director and Chief Executive Officer of the
1221 Avenue of the                                      Investment Manager and Morgan Stanley Services; Chairman and Director of the
Americas                                                Distributor; Chairman and Director of the Transfer Agent; Director of
New York, NY                                            various Morgan Stanley subsidiaries; President of the Institutional Funds
                                                        (since July 2003) and President of the Retail Funds (since May 1999);
                                                        Trustee (since July 2003) and President (since December 2002) of the Van
                                                        Kampen Closed-End Funds; Trustee (since May 1999) and President (since
                                                        October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)      Executive     Since         Principal Executive Officer-Office of the Funds (since November 2003);
1221 Avenue of the          Vice          April 2003    Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of
Americas                    President                   Morgan Stanley; Managing Director, Chief Administrative Officer and Director
New York, NY                and                         of the Investment Manager and Morgan Stanley Services; Chief Executive
                            Principal                   Officer and Director of the Transfer Agent; Managing Director and Director
                            Executive                   of the Distributor; Executive Vice President and Principal Executive Officer
                            Officer                     of the Institutional Funds (since July 2003) and the Retail Funds (since
                                                        April 2003); Director of Morgan Stanley SICAV (since May 2004); previously
                                                        President and Director of the Retail Funds (March 2001-July 2003) and Chief
                                                        Global Operations Officer and Managing Director of Morgan Stanley Investment
                                                        Management Inc.

Joseph J. McAlinden (61)    Vice          Since         Managing Director and Chief Investment Officer of the Investment Manager and
1221 Avenue of the          President     July 1995     Morgan Stanley Investment Management Inc., Director of the Transfer Agent,
Americas                                                Chief Investment Officer of the Van Kampen Funds; Vice President of the
New York, NY                                            Institutional Funds (since July 2003) and the Retail Funds (since
                                                        July 1995).

Barry Fink (49)             Vice          Since         General Counsel (since May 2000) and Managing Director (since December 2000)
1221 Avenue of the          President     February      of Morgan Stanley Investment Management; Managing Director (since December
Americas                                  1997          2000), Secretary (since February 1997) and Director (since July 1998) of the
New York, NY                                            Investment Manager and Morgan Stanley Services; Vice President of the Retail
                                                        Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the
                                                        Institutional Funds (since July 2003); Managing Director, Secretary and
                                                        Director of the Distributor; previously Secretary (February 1997-July 2003)
                                                        and General Counsel (February 1997-April 2004) of the Retail Funds; Vice
                                                        President and Assistant General Counsel of the Investment Manager and Morgan
                                                        Stanley Services (February 1997-December 2001).

Amy R. Doberman (42)        Vice          Since         Managing Director and General Counsel, U.S. Investment Management; Managing
1221 Avenue of the          President     July 2004     Director of Morgan Stanley Investment Management Inc. and the Investment
Americas                                                Manager, Vice President of the Institutional and Retail Funds (since July
New York, NY                                            2004); previously, Managing Director and General Counsel - Americas, UBS
                                                        Global Asset Management (July 2000 - July 2004) and General Counsel, Aeltus
                                                        Investment Management, Inc. (January 1997 - July 2000).

Stefanie V. Chang (37)      Vice          Since         Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley
1221 Avenue of the          President     July 2003     Investment Management Inc., and the Investment Manager; Vice President of
Americas                                                the Institutional Funds (since December 1997) and the Retail Funds (since
New York, NY                                            July 2003); formerly practiced law with the New York law firm of Rogers &
                                                        Wells (now Clifford Chance US LLP).

                                            TERM OF
                             POSITION(S)   OFFICE AND
  NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT   TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------  ------------  ------------  ----------------------------------------------------------------------------
Francis J. Smith (39)       Treasurer     Treasurer     Executive Director of the Investment Manager and Morgan Stanley Services
c/o Morgan Stanley Trust    and Chief     since  July   (since December 2001); previously, Vice President of the Retail Funds
Harborside Financial        Financial     2003 and      (September 2002 - July 2003), and Vice President of the Investment Manager
Center,                     Officer       Chief         and Morgan Stanley Services (August 2000-November 2001) and Senior Manager
Plaza Two,                                Financial     at PricewaterhouseCoopers LLP (January 1998-August 2000).
Jersey City, NJ                           Officer
                                          since
                                          September
                                          2002

Thomas F. Caloia (58)       Vice          Since         Executive Director (since December 2002) and Assistant Treasurer of the
c/o Morgan Stanley Trust    President     July 2003     Investment Manager, the Distributor and Morgan Stanley Services; previously
Harborside Financial                                    Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice
Center,                                                 President of the Investment Manager, the Distributor and Morgan Stanley
Plaza Two,                                              Services.
Jersey City, NJ

Mary E. Mullin (37)         Secretary     Since         Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley
1221 Avenue of the                        July 2003     Investment Management Inc. and the Investment Manager; Secretary of the
Americas                                                Institutional Funds (since June 1999) and the Retail Funds (since July
New York, NY                                            2003); formerly practiced law with the New York law firms of McDermott, Will
                                                        & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37975RPT-RA04-0075OP-Y09/04

MORGAN STANLEY FUNDS [LOGO]

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

ANNUAL REPORT SEPTEMBER 30, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                        REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                $   34,572                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES   $      452(2)      $      5,067,400(2)
                   TAX FEES             $    4,922(3)      $        545,053(4)
                   ALL OTHER FEES       $        -         $              -
              TOTAL NON-AUDIT FEES      $    5,374         $      5,612,453

              TOTAL                     $   39,946         $      5,612,453

          2003

                                        REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                $   32,630                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES   $      684(2)      $      1,086,576(2)
                   TAX FEES             $    5,137(3)      $        252,500(4)
                   ALL OTHER FEES       $        -         $              -(5)
              TOTAL NON-AUDIT FEES      $    5,821         $      1,339,076

              TOTAL                     $   38,451         $      1,339,076

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

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(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

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     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004